Vanguard Target Retirement 2005 Fund

Supplement to the Prospectus Dated January 26, 2012

Reorganization of Vanguard Target Retirement 2005 Fund into Vanguard Target Retirement Income Fund

Effective as of the close of business on February 10, 2012, the reorganization of Vanguard Target Retirement 2005 Fund into Vanguard Target Retirement Income Fund is complete. Any references to the Target Retirement 2005 Fund in this prospectus are hereby deleted.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 308B 022012

Vanguard Chester Funds

Supplement to the Statement of Additional Information Dated January 26, 2012

Reorganization of Vanguard Target Retirement 2005 Fund into Vanguard Target Retirement Income Fund

Effective as of the close of business on February 10, 2012, the reorganization of Vanguard Target Retirement 2005 Fund into Vanguard Target Retirement Income Fund is complete. Any references to the Target Retirement 2005 Fund in this Statement of Additional Information are hereby deleted.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI059 022012